BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICIES - Summary of Company's Corporates Structure (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Aug. 31, 2025
ELEB Equipamentos Ltda. | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			0.00%	100.00%
Embraer Aircraft Holding, Inc.
Disclosure of subsidiaries [line items]
Capital contribution					$ 20.0
Number of shares received (in shares)					4,123,711
Adjustment in non-controlling interest			$ 149.9
Transaction costs			$ 133.1
Embraer Aircraft Holding, Inc. | USA
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Aviation International - EAI | France
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Defesa e Segurança Participações S.A. | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer GPX Ltda. | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Netherlands B.V. | Netherlands
Disclosure of subsidiaries [line items]
Interest Embraer		0.01%	100.00%	100.00%
Embraer Netherlands Finance B.V. | Netherlands
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Overseas Ltd. | Cayman Islands
Disclosure of subsidiaries [line items]
Interest Embraer			0.00%	100.00%
Embraer Spain Holding Co. SL | Spain
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Fundo de Investimento em Participações Embraer Ventures | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Yaborã Indústria Aeronáutica S.A. | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Airholding S.A. | Portugal
Disclosure of subsidiaries [line items]
Interest Embraer			0.00%	100.00%
Atech - Negócios em Tecnologias S.A. | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Coqueiro Par Participações Ltda. ("Coqueiro") | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			0.00%	100.00%
ECC Investment Switzerland AG | Switzerland
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer (China) Aircraft Technical Services Co. Ltd. | China
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Aircraft Customer Services, LLC | USA
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Aircraft Maintenance Services, LLC | USA
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Asia Pacific PTE. Ltd. | Singapore
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Business Innovation Center, Inc. | USA
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer CAE Training Services (NL) B.V. | Netherlands
Disclosure of subsidiaries [line items]
Interest Embraer			51.00%	51.00%
Embraer CAE Training Services (U.K.) Limited | United Kingdon
Disclosure of subsidiaries [line items]
Interest Embraer			51.00%	51.00%
Embraer CAE Training Services (BR) Ltd. | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			51.00%	0.00%
Embraer CAE Training Services, LLC | USA
Disclosure of subsidiaries [line items]
Interest Embraer			51.00%	51.00%
Embraer Defense and Security, Inc. | USA
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Engineering & Technology Center USA, Inc. | USA
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Executive Aircraft, Inc. | USA
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Executive Jet Services, LLC | USA
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Finance Ltd. | Cayman Islands
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer Portugal S.A. | Portugal
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Embraer India Private Ltd. | India
Disclosure of subsidiaries [line items]
Interest Embraer		99.90%	100.00%	0.00%
Eve Holding, Inc. ("Eve Holding") | USA
Disclosure of subsidiaries [line items]
Interest Embraer			72.70%	83.70%
Eve Soluções de Mobilidade Aérea Urbana Ltda. | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			72.70%	83.70%
Eve UAM, LLC. | USA
Disclosure of subsidiaries [line items]
Interest Embraer			72.70%	83.70%
EZS Informática S.A. | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
OGMA - Indústria Aeronáutica de Portugal S.A. | Portugal
Disclosure of subsidiaries [line items]
Interest Embraer			65.00%	65.00%
Tempest Security Intelligence Limited | United Kingdon
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Tempest Serviços de Informática S.A. ("Tempest") | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			100.00%	100.00%
Visiona Internacional B.V. | Netherlands
Disclosure of subsidiaries [line items]
Interest Embraer			51.00%	51.00%
Visiona Tecnologia Espacial S.A. | Brazil
Disclosure of subsidiaries [line items]
Interest Embraer			51.00%	51.00%
EZ Air Interior Limited | Ireland
Disclosure of subsidiaries [line items]
Interest Embraer	50.00%		50.00%	50.00%
Eve Holding
Disclosure of subsidiaries [line items]
Number of shares issued (in shares)	47,422,680		47,422,680
Capital contribution	$ 230.0		$ 230.0
Eve Holding | Bottom of range
Disclosure of subsidiaries [line items]
Interest Embraer			72.70%
Other Investors
Disclosure of subsidiaries [line items]
Capital contribution						$ 210.0
Number of shares received (in shares)						43,298,969